CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Cash used in operations	¥ (383,704)	¥ (693,691)	¥ (1,815,725)
Income tax paid	(20,630)	(10,454)	(1,729)
Net cash used in operating activities	(404,334)	(704,145)	(1,817,454)
Cash flows from investing activities
Payment for acquisition of subsidiaries, net of cash acquired	(11,060)		(270,791)
Payments for property and equipment	(45,553)	(17,056)	(97,790)
Payments for intangible assets	(82,463)	(248,124)	(216,670)
Capital injection to investments accounted for using the equity method		(62,040)	(104,321)
Payment for loans to related parties	(3,515)		(5,000)
Payments for financial assets at fair value through other comprehensive income	(16,661)	(441,622)	(388,363)
Payments for financial assets at fair value through profit or loss	(7,577,741)	(8,433,113)	(5,808,465)
Payments for settlement of derivatives	(138,634)	(108,716)
Refund of restricted cash, net	1,206,607	1,064,813	708,123
Proceeds from sales of property and equipment	1,019	55,534	900
Receipts of loans to related parties			20,444
Proceeds from sales of financial assets at fair value through other comprehensive income	16,833	820,393
Proceeds from sales of financial assets at fair value through profit or loss	7,019,968	8,647,959	6,693,129
Interest received on financial assets at fair value through profit or loss	19,635	37,697	39,643
Net cash generated from investing activities	388,435	1,315,725	570,839
Cash flows from financing activities
Capital injections from non-controlling interests			49,000
Proceeds from issuance of ordinary shares		2,722,445	102,080
Proceeds from issuance of ordinary shares upon initial public offering			2,035,177
Proceeds from short-term borrowings	912,900	2,257,000	4,286,868
Share issue transaction costs		(24,766)	(28,142)
Proceeds from exercise of shares under share incentive scheme	9,257
Payments for lease liabilities	(96,139)	(100,997)	(76,895)
Repayments of short-term borrowings	(2,376,945)	(3,177,218)	(4,469,280)
Interest paid	(60,854)	(142,626)	(144,251)
Net cash generated from/(used in) financing activities	(1,611,781)	1,533,838	1,754,557
Net increase/(decrease) in cash and cash equivalents	(1,627,680)	2,145,418	507,942
Cash and cash equivalents at the beginning of the year	3,055,194	1,077,875	565,027
Effects of exchange rate changes on cash and cash equivalents	(28,144)	(168,099)	4,906
Cash and cash equivalents at the end of year	¥ 1,399,370	¥ 3,055,194	¥ 1,077,875